PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 87,356	$ 640,939
Less: accumulated depreciation	(76,469)	(601,232)
Property and equipment, net	10,887	39,707
Depreciation expense	5,415	10,821	$ 96,131
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 87,356	598,738
Office furniture
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross		4,417
Transportation equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross		$ 37,784